LEASE LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities [abstract]
Weighted-average interest rate on lease liabilities	7.50%
Interest expense on lease liabilities	$ 93	$ 0
Expense relating to short-term leases for which recognition exemption has been used	$ 668	$ 0